Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Cash and due from banks	$ 26,933	$ 23,598		$ 23,282
Federal funds sold	1,613	919		12,454
Total cash and cash equivalents	28,546	24,517		35,736
Securities available-for-sale	30,611	41,079		28,688
Nonmarketable equity securities	2,535	2,571		2,282
Loans held for sale, at fair value	49,159	42,881		3,298
Loans and leases, net of unearned income	570,437	552,917		403,875
Allowance for credit losses	(3,839)	(3,602)		(2,506)
Net loans and leases	566,598	549,315		401,369
Bank premises and equipment, net	12,098	12,122		10,842
Core deposit intangible	1,308	1,391		342
Bank owned life insurance	11,745	11,659		11,282
Other real estate owned	2,472	2,472		2,377
Deferred tax asset		0		1,125
Interest receivable and other assets	5,408	3,409		2,577
Total assets	710,480	691,416		499,918
LIABILITIES
Noninterest-bearing deposits	137,287	142,727		89,759
Interest-bearing deposits	443,368	411,312		299,190
Total deposits	580,655	554,039		388,949
Short-term borrowings	41,032	48,628		45,658
Long-term borrowings	19,500	19,000	[1]	16,000	[1]
Deferred tax liability	4,249	4,686		0
Accrued expenses and other liabilities	4,660	5,420		687
Total liabilities	650,096	631,773		451,294
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock—par value $0.01 (liquidation preference of $1,000 per share) authorized 5,000,000; shares issued and outstanding 12,562 series AA at March 31, 2015 and December 31, 2014	12,562	12,562		12,562
Common stock - par value of $0.01 authorized 10,000,000 shares; issued and outstanding 4,147,633 shares at March 31, 2015 and 4,145,547 December 31, 2014	41	41		41
Capital surplus	38,454	38,360		37,607
Retained earnings	9,314	8,696		(1,590)
Accumulated other comprehensive income (loss)	13	(16)		4
Total shareholders’ equity	60,384	59,643		48,624
Total liabilities and shareholders’equity	$ 710,480	$ 691,416		$ 499,918

[1]	Fixed rate advances